UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Target Index Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Schwab Target Index Funds

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: September 30, 2024

Item 1: Report(s) to Shareholders.

Semiannual Report |
September 30, 2024
Schwab Target 2010 Index Fund
Ticker Symbol: SWYAX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2024, to September 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2010 Index Fund*	$2	0.04% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2010 Index Fund (08/25/2016)	6.55%	18.19%	5.24%	5.39%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2010 Passive Composite Index 3	6.57%	18.24%	5.32%	5.46%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 24.1% Dow Jones U.S. Large Cap Total Stock Market Index, 1.4% Dow Jones U.S. Small
Cap Total Stock Market Index, 7.6% FTSE Developed ex US Index (Net), 2.5% Dow Jones Equity All REIT Capped Index, 6.9% Bloomberg US Treasury 1-3 Year Index, 48.0%
Bloomberg US Aggregate Bond Index, 6.4% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.1% Bloomberg US Treasury Bills 1-3 Month Index. The
components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100%
due to rounding.
Schwab Target 2010 Index Fund | Semiannual Report
1
REG125681-00  00305051

Statistics

Net Assets (thousands)	$51,106
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	6%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have cha
nged
since the
rep
ort date.
2
Schwab Target 2010 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2010 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2024
Schwab Target 2015 Index Fund
Ticker Symbol: SWYBX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2024, to September 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2015 Index Fund*	$2	0.04% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2015 Index Fund (08/25/2016)	6.82%	19.11%	5.66%	5.67%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2015 Passive Composite Index 3	6.75%	19.10%	5.70%	5.76%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 26.5% Dow Jones U.S. Large Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small
Cap Total Stock Market Index, 8.8% FTSE Developed ex US Index (Net), 2.8% Dow Jones Equity All REIT Capped Index, 6.4% Bloomberg US Treasury 1-3 Year Index, 45.3%
Bloomberg US Aggregate Bond Index, 6.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.5% Bloomberg US Treasury Bills 1-3 Month Index. The
components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100%
due to rounding.
Schwab Target 2015 Index Fund | Semiannual Report
1
REG125682-00  00305052

Statistics

Net Assets (thousands)	$80,172
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	8%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the r
eport
date.
2
Schwab Target 2015 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2015 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2024
Schwab Target 2020 Index Fund
Ticker Symbol: SWYLX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2024, to September 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2020 Index Fund*	$2	0.04% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2020 Index Fund (08/25/2016)	6.83%	19.62%	5.91%	6.18%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2020 Passive Composite Index 3	6.87%	19.68%	5.98%	6.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 28.0% Dow Jones U.S. Large Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small
Cap Total Stock Market Index, 9.8% FTSE Developed ex US Index (Net), 3.0% Dow Jones Equity All REIT Capped Index, 6.1% Bloomberg US Treasury 1-3 Year Index, 43.5%
Bloomberg US Aggregate Bond Index, 5.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg US Treasury Bills 1-3 Month Index. The
components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100%
due to rounding.
Schwab Target 2020 Index Fund | Semiannual Report
1
REG125683-00  00305053

Statistics

Net Assets (thousands)	$288,710
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	7%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
2
Schwab Target 2020 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2020 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2024
Schwab Target 2025 Index Fund
Ticker Symbol: SWYDX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2024, to September 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2025 Index Fund*	$2	0.04% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2025 Index Fund (08/25/2016)	7.16%	20.89%	6.95%	7.17%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2025 Passive Composite Index 3	7.17%	20.94%	7.04%	7.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 31.0% Dow Jones U.S. Large Cap Total Stock Market Index, 2.0% Dow Jones U.S. Small
Cap Total Stock Market Index, 10.9% FTSE Developed ex US Index (Net), 1.0% FTSE Emerging Index (Net), 3.3% Dow Jones Equity All REIT Capped Index, 5.0% Bloomberg
US Treasury 1-3 Year Index, 41.1% Bloomberg US Aggregate Bond Index, 4.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 1.9% Bloomberg US Treasury
Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target
allocations for 2024. Percentages
listed may not total to 100% due to rounding.
Schwab Target 2025 Index Fund | Semiannual Report
1
REG125684-00  00305054

Statistics

Net Assets (thousands)	$605,605
Number of Holdings	10
Portfolio Turnover Rate (not annualized)	5%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the re
por
t date.
2
Schwab Target 2025 Index Fund | Semiannual
Repo
rt

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2025 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2024
Schwab Target 2030 Index Fund
Ticker Symbol: SWYEX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2024, to September 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2030 Index Fund*	$2	0.04% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2030 Index Fund (08/25/2016)	7.82%	23.77%	8.24%	8.20%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2030 Passive Composite Index 3	7.84%	23.90%	8.30%	8.27%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 37.3% Dow Jones U.S. Large Cap Total Stock Market Index, 2.9% Dow Jones U.S. Small
Cap Total Stock Market Index, 14.7% FTSE Developed ex US Index (Net), 2.1% FTSE Emerging Index (Net), 4.3% Dow Jones Equity All REIT Capped Index, 2.3% Bloomberg
US Treasury 1-3 Year Index, 33.3% Bloomberg US Aggregate Bond Index, 1.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 1.5% Bloomberg US Treasury
Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Schwab Target 2030 Index Fund | Semiannual Report
1
REG125685-00  00305055

Statistics

Net Assets (millions)	$1,236
Number of Holdings	10
Portfolio Turnover Rate (not annualized)	3%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the
repor
t date.
2
Schwab Target 2030 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2030 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2024
Schwab Target 2035 Index Fund
Ticker Symbol: SWYFX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2024, to September 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2035 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2035 Index Fund (08/25/2016)	8.34%	25.96%	9.17%	8.96%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2035 Passive Composite Index 3	8.34%	26.03%	9.24%	9.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 42.2% Dow Jones U.S. Large Cap Total Stock Market Index, 3.6% Dow Jones U.S. Small
Cap Total Stock Market Index, 17.5% FTSE Developed ex US Index (Net), 3.1% FTSE Emerging Index (Net), 5.0% Dow Jones Equity All REIT Capped Index, 1.1% Bloomberg
US Treasury 1-3 Year Index, 26.3% Bloomberg US Aggregate Bond Index, 1.2% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Schwab Target 2035 Index Fund | Semiannual Report
1
REG125686-00  00305056

Statistics

Net Assets (thousands)	$956,660
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	3%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have c
hange
d since the report date.
2
Schwab Target 2035 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2035 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2024
Schwab Target 2040 Index Fund
Ticker Symbol: SWYGX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2024, to September 30,
2024
.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2040 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2040 Index Fund (08/25/2016)	8.66%	27.59%	9.90%	9.57%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2040 Passive Composite Index 3	8.73%	27.68%	10.00%	9.66%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 45.7% Dow Jones U.S. Large Cap Total Stock Market Index, 4.5% Dow Jones U.S. Small
Cap Total Stock Market Index, 19.6% FTSE Developed ex US Index (Net), 4.1% FTSE Emerging Index (Net), 5.6% Dow Jones Equity All REIT Capped Index, 0.6% Bloomberg
US Treasury 1-3 Year Index, 19.0% Bloomberg US Aggregate Bond Index, 0.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Schwab Target 2040 Index Fund | Semiannual Report
1
REG125687-00  00305057

Statistics

Net Assets (millions)	$1,157
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	3%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have ch
ange
d since the report date.
2
Schwab Target 2040 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2040 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2024
Schwab Target 2045 Index Fund
Ticker Symbol: SWYHX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2024, to September 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2045 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2045 Index Fund (08/25/2016)	8.94%	28.83%	10.55%	10.05%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2045 Passive Composite Index 3	9.06%	29.04%	10.66%	10.15%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 48.4% Dow Jones U.S. Large Cap Total Stock Market Index, 5.3% Dow Jones U.S. Small
Cap Total Stock Market Index, 21.5% FTSE Developed ex US Index (Net), 5.0% FTSE Emerging Index (Net), 6.0% Dow Jones Equity All REIT Capped Index, 0.5% Bloomberg
US Treasury 1-3 Year Index, 12.5% Bloomberg US Aggregate Bond Index, 0.7% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Schwab Target 2045 Index Fund | Semiannual Report
1
REG125688-00  00305058

Statistics

Net Assets (thousands)	$726,126
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	4%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have ch
anged
since the report date.
2
Schwab Target 2045 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2045 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2024
Schwab Target 2050 Index Fund
Ticker Symbol: SWYMX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2024, to September 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2050 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2050 Index Fund (08/25/2016)	9.18%	29.73%	10.90%	10.33%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2050 Passive Composite Index 3	9.29%	29.95%	11.04%	10.44%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 49.9% Dow Jones U.S. Large Cap Total Stock Market Index, 5.9% Dow Jones U.S. Small
Cap Total Stock Market Index, 22.8% FTSE Developed ex US Index (Net), 5.9% FTSE Emerging Index (Net), 6.4% Dow Jones Equity All REIT Capped Index, 8.6% Bloomberg
US Aggregate Bond Index, 0.6% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time
. The composite index
represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Schwab Target 2050 Index Fund | Semiannual Report
1
REG125689-00  00305059

Statistics

Net Assets (thousands)	$963,521
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	3%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
2
Schwab Target 2050 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2050 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2024
Schwab Target 2055 Index Fund
Ticker Symbol: SWYJX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2024, to September 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2055 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2055 Index Fund (08/25/2016)	9.33%	30.28%	11.16%	10.54%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2055 Passive Composite Index 3	9.42%	30.44%	11.27%	10.64%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.

These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 50.7% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small
Cap Total Stock Market Index, 23.5% FTSE Developed ex US Index (Net), 6.4% FTSE Emerging Index (Net), 6.5% Dow Jones Equity All REIT Capped Index, 6.1% Bloomberg
US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite
index may
vary
over time. The
composite
index
represents target allocations for 2024. Percentages listed may not total to
100
% due to
rounding
.
Schwab Target 2055 Index Fund | Semiannual Report
1
REG125690-00  00305060

Statistics

Net Assets (thousands)	$639,616
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	3%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the r
eport
date.
1
Less than 0.05%.
2
Schwab Target 2055 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2055 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2024
Schwab Target 2060 Index Fund
Ticker Symbol: SWYNX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2024, to September 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2060 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2060 Index Fund (08/25/2016)	9.42%	30.66%	11.36%	10.67%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2060 Passive Composite Index 3	9.52%	30.83%	11.49%	10.78%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 51.3% Dow Jones U.S. Large Cap Total Stock Market Index, 6.6% Dow Jones U.S. Small
Cap Total Stock Market Index, 24.1% FTSE Developed ex US Index (Net), 6.8% FTSE Emerging Index (Net), 6.7% Dow Jones Equity All REIT Capped Index, 4.1% Bloomberg
US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Schwab Target 2060 Index Fund | Semiannual Report
1
REG125691-00  00305061

Statistics

Net Assets (thousands)	$732,117
Number of Holdings	6
Portfolio Turnover Rate (not annualized)	3%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed
since
the report date.
2
Schwab Target 2060 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2060 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2024
Schwab Target 2065 Index Fund
Ticker Symbol: SWYOX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2024, to September 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2065 Index Fund*	$1	0.02% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2065 Index Fund (02/25/2021)	9.51%	31.05%	8.50%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	11.73%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	-0.76%
Target 2065 Passive Composite Index 2	9.60%	31.12%	8.45%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
A custom blended index developed by Schwab Asset Management based on the Target 2065 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 51.8% Dow Jones U.S. Large Cap Total Stock
Market Index, 6.8% Dow Jones U.S. Small Cap Total Stock Market Index, 24.5% FTSE Developed ex US Index (Net), 7.1% FTSE Emerging Index (Net), 6.8% Dow Jones Equity
All REIT Capped Index, 2.5% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Schwab Target 2065 Index Fund | Semiannual Report
1
REG125692-00  00305062

Statistics

Net Assets (thousands)	$162,501
Number of Holdings	6
Portfolio Turnover Rate (not annualized)	3%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed s
ince
the report date.
2
Schwab Target 2065 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2065 Index Fund | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | September 30, 2024
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund
Schwab Target 2065 Index Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 9/30/24*	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$12.22	$11.45	$12.37	$12.49	$10.70	$10.88
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.34	0.28	0.25	0.22	0.27
Net realized and unrealized gains (losses)	0.61	0.77	(0.90)	(0.04)	1.82	(0.19)
Total from investment operations	0.80	1.11	(0.62)	0.21	2.04	0.08
Less distributions:
Distributions from net investment income	—	(0.34)	(0.27)	(0.25)	(0.21)	(0.25)
Distributions from net realized gains	—	—	(0.03)	(0.08)	(0.04)	(0.01)
Total distributions	—	(0.34)	(0.30)	(0.33)	(0.25)	(0.26)
Net asset value at end of period	$13.02	$12.22	$11.45	$12.37	$12.49	$10.70
Total return	6.55%[2]	9.77%	(4.96%)	1.55%	19.04%	0.58%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.04%[4]	0.03%	0.04%[5]	0.03%	0.03%	0.03%
Gross operating expenses[3]	0.08%[4]	0.08%	0.08%[5]	0.08%	0.08%	0.08%
Net investment income (loss)	3.07%[4]	2.95%	2.49%	1.90%	1.83%	2.43%
Portfolio turnover rate	6%[2]	28%	15%	27%	21%	19%
Net assets, end of period (x 1,000)	$51,106	$45,456	$44,032	$55,048	$55,137	$35,614

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%(annualized), 0.05%, 0.04%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2024, March 31, 2024, March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Portfolio Holdings  as of September 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 25.5%
Large-Cap 24.1%
Schwab U.S. Large-Cap ETF	$10,953,218	$1,207,442	($842,024 )	$130,442	$902,540	$12,351,618	182,043	$73,579
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	626,037	123,648	(68,773)	3,290	30,051	714,253	13,869	4,400
						13,065,871

International Stocks 7.6%
Developed Markets 7.6%
Schwab International Equity ETF	3,451,553	535,063	(317,870)	23,233	179,346	3,871,325	94,147	31,501

Real Estate 2.5%
U.S. REITs 2.5%
Schwab U.S. REIT ETF	1,122,245	233,952	(245,220)	5,830	160,578	1,277,385	55,131	18,715

Fixed Income 61.3%
Inflation-Protected Bond 6.4%
Schwab U.S. TIPS ETF	2,931,079	448,809	(173,093)	(15,701)	103,665	3,294,759	61,435	63,194
Intermediate-Term Bond 48.0%
Schwab U.S. Aggregate Bond ETF	21,835,004	3,104,754	(1,187,845)	(196,542)	965,472	24,520,843	516,011	435,827
Treasury Bond 6.9%
Schwab Short-Term U.S. Treasury ETF	3,145,365	515,254	(190,770)	(8,416)	61,600	3,523,033	71,928	69,117
						31,338,635

Money Market Funds 2.4%
Schwab Government Money Fund, Ultra Shares, 4.73% (b),(c)	—	1,210,386	—	—	—	1,210,386	1,210,386	7,854
Schwab Variable Share Price Money Fund, Ultra Shares (c)	1,178,759	25,810	(1,204,927)	—	358	—	—	22,896
Total Affiliated Underlying Funds (Cost $43,028,722)	$45,243,260	$7,405,118	($4,230,522 )	($57,864 )	$2,403,610	$50,763,602		$727,083
Total Investments in Securities (Cost $43,028,722)						$50,763,602

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $1,204,927 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At September 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of September 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $43,028,722)		$50,763,602
Cash		283,497
Receivables:
Investments sold		100,466
Dividends		2,395
Fund shares sold	+	2,296
Total assets		51,152,256

Liabilities
Payables:
Investments bought		24,466
Fund shares redeemed		20,300
Investment adviser fees	+	1,445
Total liabilities		46,211
Net assets		$51,106,045

Net Assets by Source
Capital received from investors		$43,956,156
Total distributable earnings	+	7,149,889
Net assets		$51,106,045

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$51,106,045		3,924,519		$13.02

See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2024 through September 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$727,083
Other Interest	+	2,876
Total investment income		729,959

Expenses
Investment adviser fees		18,805
Total expenses		18,805
Expense reduction	–	10,126
Net expenses	–	8,679
Net investment income		721,280

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(57,864)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	2,403,610
Net realized and unrealized gains		2,345,746
Increase in net assets resulting from operations		$3,067,026
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/24-9/30/24		4/1/23-3/31/24
Net investment income		$721,280	$1,288,241
Net realized losses		(57,864)	(42,641)
Net change in unrealized appreciation (depreciation)	+	2,403,610	2,680,795
Increase in net assets resulting from operations		$3,067,026	$3,926,395

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($1,250,052 )

TRANSACTIONS IN FUND SHARES
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		521,604	$6,525,227	930,564	$10,968,383
Shares reinvested		—	—	92,999	1,109,470
Shares redeemed	+	(317,399)	(3,942,299)	(1,148,663)	(13,329,727)
Net transactions in fund shares		204,205	$2,582,928	(125,100)	($1,251,874 )

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,720,314	$45,456,091	3,845,414	$44,031,622
Total increase (decrease)	+	204,205	5,649,954	(125,100)	1,424,469
End of period		3,924,519	$51,106,045	3,720,314	$45,456,091
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 9/30/24*	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$12.46	$11.54	$12.48	$12.58	$10.68	$10.92
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.34	0.28	0.25	0.22	0.28
Net realized and unrealized gains (losses)	0.66	0.87	(0.94)	0.01 [2]	1.97	(0.26)
Total from investment operations	0.85	1.21	(0.66)	0.26	2.19	0.02
Less distributions:
Distributions from net investment income	—	(0.29)	(0.26)	(0.25)	(0.22)	(0.25)
Distributions from net realized gains	—	—	(0.02)	(0.11)	(0.07)	(0.01)
Total distributions	—	(0.29)	(0.28)	(0.36)	(0.29)	(0.26)
Net asset value at end of period	$13.31	$12.46	$11.54	$12.48	$12.58	$10.68
Total return	6.82%[3]	10.54%	(5.13%)	1.92%	20.52%	(0.02%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.04%[5]	0.03%	0.04%[6]	0.03%	0.04%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%	0.08%[6]	0.08%	0.08%	0.08%
Net investment income (loss)	2.97%[5]	2.86%	2.48%	1.91%	1.85%	2.45%
Portfolio turnover rate	8%[3]	22%	18%	23%	30%	24%
Net assets, end of period (x 1,000)	$80,172	$73,599	$57,305	$75,362	$73,384	$57,790

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% (annualized), 0.05%, 0.04%, 0.05%, 0.04% and 0.05%, respectively, for the periods ended September 30, 2024, March 31, 2024, March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Portfolio Holdings  as of September 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 28.1%
Large-Cap 26.6%
Schwab U.S. Large-Cap ETF	$19,533,261	$2,081,039	($2,098,440 )	$149,477	$1,643,634	$21,308,971	314,060	$127,642
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	1,168,563	151,773	(126,969)	11,539	50,870	1,255,776	24,384	8,061
						22,564,747

International Stocks 8.8%
Developed Markets 8.8%
Schwab International Equity ETF	6,478,608	799,407	(584,970)	26,985	336,573	7,056,603	171,610	58,542

Real Estate 2.8%
U.S. REITs 2.8%
Schwab U.S. REIT ETF	2,062,561	300,421	(416,647)	13,674	275,572	2,235,581	96,486	33,031

Fixed Income 57.8%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	4,455,559	548,728	(264,920)	(19,662)	147,110	4,866,815	90,748	94,238
Intermediate-Term Bond 45.3%
Schwab U.S. Aggregate Bond ETF	33,451,752	3,582,098	(1,823,617)	(263,408)	1,368,767	36,315,592	764,217	653,025
Treasury Bond 6.4%
Schwab Short-Term U.S. Treasury ETF	4,753,892	662,833	(335,314)	(12,362)	88,055	5,157,104	105,290	102,175
						46,339,511

Money Market Funds 1.9%
Schwab Government Money Fund, Ultra Shares, 4.73% (b),(c)	—	1,527,571	—	—	—	1,527,571	1,527,571	9,912
Schwab Variable Share Price Money Fund, Ultra Shares (c)	1,487,656	32,573	(1,520,681)	—	452	—	—	28,895
Total Affiliated Underlying Funds (Cost $66,055,508)	$73,391,852	$9,686,443	($7,171,558 )	($93,757 )	$3,911,033	$79,724,013		$1,115,521
Total Investments in Securities (Cost $66,055,508)						$79,724,013

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $1,520,681 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At September 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of September 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $66,055,508)		$79,724,013
Cash		140,558
Receivables:
Investments sold		350,070
Fund shares sold		65,681
Dividends	+	3,022
Total assets		80,283,344

Liabilities
Payables:
Fund shares redeemed		108,699
Investment adviser fees	+	2,302
Total liabilities		111,001
Net assets		$80,172,343

Net Assets by Source
Capital received from investors		$67,007,157
Total distributable earnings	+	13,165,186
Net assets		$80,172,343

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$80,172,343		6,024,503		$13.31

See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2024 through September 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$1,115,521
Other Interest	+	4,784
Total investment income		1,120,305

Expenses
Investment adviser fees		29,749
Total expenses		29,749
Expense reduction	–	15,414
Net expenses	–	14,335
Net investment income		1,105,970

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(93,757)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	3,911,033
Net realized and unrealized gains		3,817,276
Increase in net assets resulting from operations		$4,923,246
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/24-9/30/24		4/1/23-3/31/24
Net investment income		$1,105,970	$1,761,502
Net realized gains (losses)		(93,757)	86,820
Net change in unrealized appreciation (depreciation)	+	3,911,033	4,766,655
Increase in net assets resulting from operations		$4,923,246	$6,614,977

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($1,653,672 )

TRANSACTIONS IN FUND SHARES
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		670,630	$8,601,925	1,993,284	$23,774,896
Shares reinvested		—	—	129,487	1,571,967
Shares redeemed	+	(550,745)	(6,952,283)	(1,183,513)	(14,013,949)
Net transactions in fund shares		119,885	$1,649,642	939,258	$11,332,914

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,904,618	$73,599,455	4,965,360	$57,305,236
Total increase	+	119,885	6,572,888	939,258	16,294,219
End of period		6,024,503	$80,172,343	5,904,618	$73,599,455
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 9/30/24*	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$13.04	$12.04	$13.01	$13.05	$10.93	$11.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.35	0.29	0.26	0.23	0.29
Net realized and unrealized gains (losses)	0.70	0.98	(0.98)	0.03	2.12	(0.29)
Total from investment operations	0.89	1.33	(0.69)	0.29	2.35	0.00 [2]
Less distributions:
Distributions from net investment income	—	(0.33)	(0.25)	(0.26)	(0.21)	(0.25)
Distributions from net realized gains	—	—	(0.03)	(0.07)	(0.02)	(0.00)[2]
Total distributions	—	(0.33)	(0.28)	(0.33)	(0.23)	(0.25)
Net asset value at end of period	$13.93	$13.04	$12.04	$13.01	$13.05	$10.93
Total return	6.83%[3]	11.14%	(5.17%)	2.13%	21.51%	(0.17%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.04%[5]	0.03%	0.04%[6]	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%	0.08%[6]	0.08%	0.08%	0.08%
Net investment income (loss)	2.90%[5]	2.84%	2.45%	1.92%	1.86%	2.46%
Portfolio turnover rate	7%[3]	21%	18%	18%	13%	22%
Net assets, end of period (x 1,000)	$288,710	$276,326	$249,838	$286,650	$277,678	$172,353

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% (annualized), 0.05%, 0.04%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2024, March 31, 2024, March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Portfolio Holdings  as of September 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 29.8%
Large-Cap 28.1%
Schwab U.S. Large-Cap ETF	$77,266,686	$4,543,712	($7,862,500 )	$1,632,172	$5,450,267	$81,030,337	1,194,257	$500,852
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	4,769,042	479,817	(498,809)	59,042	185,378	4,994,470	96,980	32,584
						86,024,807

International Stocks 9.8%
Developed Markets 9.8%
Schwab International Equity ETF	26,960,206	2,118,750	(2,385,643)	180,857	1,304,585	28,178,755	685,281	246,635

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	8,231,142	839,668	(1,620,212)	49,374	1,112,665	8,612,637	371,715	130,450

Fixed Income 55.3%
Inflation-Protected Bond 5.7%
Schwab U.S. TIPS ETF	15,916,154	931,287	(699,885)	(107,461)	559,301	16,599,396	309,517	338,974
Intermediate-Term Bond 43.5%
Schwab U.S. Aggregate Bond ETF	120,327,996	7,404,830	(6,181,825)	(1,133,334)	5,158,020	125,575,687	2,642,586	2,358,959
Treasury Bond 6.1%
Schwab Short-Term U.S. Treasury ETF	16,783,251	1,852,018	(1,393,425)	(65,422)	334,614	17,511,036	357,514	362,028
						159,686,119

Money Market Funds 1.6%
Schwab Government Money Fund, Ultra Shares, 4.73% (b),(c)	—	4,748,243	—	—	—	4,748,243	4,748,243	30,810
Schwab Variable Share Price Money Fund, Ultra Shares (c)	4,624,172	101,248	(4,726,825)	—	1,405	—	—	89,818
Total Affiliated Underlying Funds (Cost $236,809,712)	$274,878,649	$23,019,573	($25,369,124 )	$615,228	$14,106,235	$287,250,561		$4,091,110
Total Investments in Securities (Cost $236,809,712)						$287,250,561

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $4,726,825 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At September 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of September 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $236,809,712)		$287,250,561
Cash		1,399,221
Receivables:
Investments sold		616,572
Fund shares sold		73,516
Dividends	+	9,393
Total assets		289,349,263

Liabilities
Payables:
Fund shares redeemed		368,994
Investments bought		261,242
Investment adviser fees	+	8,797
Total liabilities		639,033
Net assets		$288,710,230

Net Assets by Source
Capital received from investors		$238,817,665
Total distributable earnings	+	49,892,565
Net assets		$288,710,230

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$288,710,230		20,719,624		$13.93

See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2024 through September 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$4,091,110
Other Interest	+	18,443
Total investment income		4,109,553

Expenses
Investment adviser fees		111,790
Total expenses		111,790
Expense reduction	–	56,606
Net expenses	–	55,184
Net investment income		4,054,369

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		615,228
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	14,106,235
Net realized and unrealized gains		14,721,463
Increase in net assets resulting from operations		$18,775,832
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/24-9/30/24		4/1/23-3/31/24
Net investment income		$4,054,369	$7,267,312
Net realized gains		615,228	291,180
Net change in unrealized appreciation (depreciation)	+	14,106,235	20,227,962
Increase in net assets resulting from operations		$18,775,832	$27,786,454

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($6,995,291 )

TRANSACTIONS IN FUND SHARES
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,817,110	$24,052,111	4,763,509	$58,979,736
Shares reinvested		—	—	516,169	6,539,870
Shares redeemed	+	(2,291,392)	(30,443,686)	(4,836,459)	(59,822,435)
Net transactions in fund shares		(474,282)	($6,391,575 )	443,219	$5,697,171

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,193,906	$276,325,973	20,750,687	$249,837,639
Total increase (decrease)	+	(474,282)	12,384,257	443,219	26,488,334
End of period		20,719,624	$288,710,230	21,193,906	$276,325,973
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 9/30/24*	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$14.11	$12.89	$13.98	$13.83	$10.92	$11.46
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.37	0.30	0.27	0.25	0.30
Net realized and unrealized gains (losses)	0.81	1.20	(1.11)	0.16	2.90	(0.61)
Total from investment operations	1.01	1.57	(0.81)	0.43	3.15	(0.31)
Less distributions:
Distributions from net investment income	—	(0.35)	(0.28)	(0.26)	(0.23)	(0.23)
Distributions from net realized gains	—	—	—	(0.02)	(0.01)	(0.00)[2]
Total distributions	—	(0.35)	(0.28)	(0.28)	(0.24)	(0.23)
Net asset value at end of period	$15.12	$14.11	$12.89	$13.98	$13.83	$10.92
Total return	7.16%[3]	12.29%	(5.67%)	3.02%	28.91%	(2.89%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.04%[5]	0.03%	0.04%[6]	0.04%	0.04%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%	0.08%[6]	0.08%	0.08%	0.08%
Net investment income (loss)	2.77%[5]	2.77%	2.34%	1.90%	1.90%	2.50%
Portfolio turnover rate	5%[3]	19%	18%	12%	15%	19%
Net assets, end of period (x 1,000)	$605,605	$558,521	$477,437	$518,480	$443,433	$264,880

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% (annualized), 0.05%, 0.04%, 0.04%, 0.04% and 0.05%, respectively, for the periods ended September 30, 2024, March 31, 2024, March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Portfolio Holdings  as of September 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 32.1%
Large-Cap 30.2%
Schwab U.S. Large-Cap ETF	$168,247,701	$10,881,886	($11,969,836 )	$1,240,373	$14,383,637	$182,783,761	2,693,939	$1,119,305
Small-Cap 1.9%
Schwab U.S. Small-Cap ETF	10,982,440	1,048,370	(847,676)	82,993	499,151	11,765,278	228,452	77,019
						194,549,039

International Stocks 12.0%
Developed Markets 11.0%
Schwab International Equity ETF	61,146,174	5,441,482	(3,796,582)	217,421	3,262,594	66,271,089	1,611,651	569,769
Emerging Markets 1.0%
Schwab Emerging Markets Equity ETF	5,744,299	313,335	(797,884)	18,974	842,715	6,121,439	209,782	7,447
						72,392,528

Real Estate 3.3%
U.S. REITs 3.3%
Schwab U.S. REIT ETF	18,383,416	1,927,066	(2,829,081)	18,979	2,651,102	20,151,482	869,723	303,367

Fixed Income 50.7%
Inflation-Protected Bond 4.7%
Schwab U.S. TIPS ETF	26,181,921	2,127,884	(766,608)	(160,693)	917,725	28,300,229	527,694	563,788
Intermediate-Term Bond 41.0%
Schwab U.S. Aggregate Bond ETF	229,713,236	19,529,239	(8,496,073)	(1,804,167)	9,646,765	248,589,000	5,231,250	4,561,955
Treasury Bond 5.0%
Schwab Short-Term U.S. Treasury ETF	27,824,642	3,248,824	(1,410,967)	(102,508)	561,534	30,121,525	614,976	608,503
						307,010,754

Money Market Funds 1.3%
Schwab Government Money Fund, Ultra Shares, 4.73% (b),(c)	—	7,816,808	—	—	—	7,816,808	7,816,808	50,723
Schwab Variable Share Price Money Fund, Ultra Shares (c)	7,612,556	166,680	(7,781,548)	—	2,312	—	—	147,862
Total Affiliated Underlying Funds (Cost $492,371,916)	$555,836,385	$52,501,574	($38,696,255 )	($488,628 )	$32,767,535	$601,920,611		$8,009,738
Total Investments in Securities (Cost $492,371,916)						$601,920,611

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $7,781,548 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Portfolio Holdings  as of September 30, 2024 (Unaudited) (continued)

At September 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of September 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $492,371,916)		$601,920,611
Cash		4,602,616
Receivables:
Fund shares sold		1,089,503
Investments sold		548,307
Dividends	+	15,463
Total assets		608,176,500

Liabilities
Payables:
Investments bought		1,554,244
Fund shares redeemed		1,000,724
Investment adviser fees	+	16,344
Total liabilities		2,571,312
Net assets		$605,605,188

Net Assets by Source
Capital received from investors		$498,349,111
Total distributable earnings	+	107,256,077
Net assets		$605,605,188

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$605,605,188		40,047,939		$15.12

See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2024 through September 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$8,009,738
Other Interest	+	41,932
Total investment income		8,051,670

Expenses
Investment adviser fees		229,464
Total expenses		229,464
Expense reduction	–	120,268
Net expenses	–	109,196
Net investment income		7,942,474

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(488,628)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	32,767,535
Net realized and unrealized gains		32,278,907
Increase in net assets resulting from operations		$40,221,381
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/24-9/30/24		4/1/23-3/31/24
Net investment income		$7,942,474	$13,972,214
Net realized gains (losses)		(488,628)	1,398,460
Net change in unrealized appreciation (depreciation)	+	32,767,535	44,634,046
Increase in net assets resulting from operations		$40,221,381	$60,004,720

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($13,408,237 )

TRANSACTIONS IN FUND SHARES
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,387,862	$77,765,399	11,321,257	$151,219,438
Shares reinvested		—	—	929,238	12,702,683
Shares redeemed	+	(4,917,717)	(70,903,070)	(9,714,193)	(129,434,050)
Net transactions in fund shares		470,145	$6,862,329	2,536,302	$34,488,071

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,577,794	$558,521,478	37,041,492	$477,436,924
Total increase	+	470,145	47,083,710	2,536,302	81,084,554
End of period		40,047,939	$605,605,188	39,577,794	$558,521,478
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 9/30/24*	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$15.22	$13.53	$14.73	$14.41	$10.86	$11.65
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.37	0.30	0.29	0.26	0.31
Net realized and unrealized gains (losses)	1.00	1.65	(1.23)	0.32	3.53	(0.86)
Total from investment operations	1.19	2.02	(0.93)	0.61	3.79	(0.55)
Less distributions:
Distributions from net investment income	—	(0.33)	(0.27)	(0.27)	(0.24)	(0.24)
Distributions from net realized gains	—	—	—	(0.02)	(0.00)[2]	(0.00)[2]
Total distributions	—	(0.33)	(0.27)	(0.29)	(0.24)	(0.24)
Net asset value at end of period	$16.41	$15.22	$13.53	$14.73	$14.41	$10.86
Total return	7.82%[3]	15.05%	(6.19%)	4.11%	34.98%	(4.99%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.04%[5]	0.03%	0.04%[6]	0.04%	0.04%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%	0.08%[6]	0.08%	0.08%	0.08%
Net investment income (loss)	2.42%[5]	2.59%	2.23%	1.88%	1.94%	2.53%
Portfolio turnover rate	3%[3]	11%	14%	9%	13%	13%
Net assets, end of period (x 1,000,000)	$1,236	$1,091	$806	$803	$622	$353

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% (annualized), 0.05%, 0.04%, 0.04%, 0.04% and 0.05%, respectively, for the periods ended September 30, 2024, March 31, 2024, March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Portfolio Holdings  as of September 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 40.3%
Large-Cap 37.5%
Schwab U.S. Large-Cap ETF	$408,178,426	$27,947,102	($12,221,362 )	$386,969	$38,641,748	$462,932,883	6,822,887	$2,782,721
Small-Cap 2.8%
Schwab U.S. Small-Cap ETF	31,124,604	4,729,179	(2,257,744)	174,606	1,517,722	35,288,367	685,211	223,234
						498,221,250

International Stocks 16.8%
Developed Markets 14.7%
Schwab International Equity ETF	160,694,154	17,653,485	(5,977,886)	96,623	9,259,311	181,725,687	4,419,399	1,509,935
Emerging Markets 2.1%
Schwab Emerging Markets Equity ETF	22,635,110	1,161,419	(1,916,053)	51,173	3,461,721	25,393,370	870,232	30,449
						207,119,057

Real Estate 4.3%
U.S. REITs 4.3%
Schwab U.S. REIT ETF	46,524,920	4,705,239	(5,001,224)	(516,819)	7,490,212	53,202,328	2,296,173	780,845

Fixed Income 37.2%
Inflation-Protected Bond 1.6%
Schwab U.S. TIPS ETF	18,145,108	1,610,462	—	—	552,127	20,307,697	378,663	396,227
Intermediate-Term Bond 33.3%
Schwab U.S. Aggregate Bond ETF	363,811,608	38,994,169	(4,895,204)	(1,159,392)	14,049,050	410,800,231	8,644,786	7,339,365
Treasury Bond 2.3%
Schwab Short-Term U.S. Treasury ETF	25,560,026	2,753,845	—	—	436,360	28,750,231	586,979	568,366
						459,858,159

Money Market Funds 0.9%
Schwab Government Money Fund, Ultra Shares, 4.73% (b),(c)	—	10,388,873	—	—	—	10,388,873	10,388,873	67,413
Schwab Variable Share Price Money Fund, Ultra Shares (c)	10,117,413	221,525	(10,342,012)	—	3,074	—	—	196,516
Total Affiliated Underlying Funds (Cost $987,766,834)	$1,086,791,369	$110,165,298	($42,611,485 )	($966,840 )	$75,411,325	$1,228,789,667		$13,895,071
Total Investments in Securities (Cost $987,766,834)						$1,228,789,667

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $10,342,012 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Portfolio Holdings  as of September 30, 2024 (Unaudited) (continued)

At September 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of September 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $987,766,834)		$1,228,789,667
Cash		8,284,871
Receivables:
Fund shares sold		1,879,984
Investments sold		1,646,741
Dividends	+	20,552
Total assets		1,240,621,815

Liabilities
Payables:
Fund shares redeemed		2,742,809
Investments bought		2,342,379
Investment adviser fees	+	33,597
Total liabilities		5,118,785
Net assets		$1,235,503,030

Net Assets by Source
Capital received from investors		$1,000,541,347
Total distributable earnings	+	234,961,683
Net assets		$1,235,503,030

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,235,503,030		75,285,376		$16.41

See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2024 through September 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$13,895,071
Other Interest	+	101,078
Total investment income		13,996,149

Expenses
Investment adviser fees		456,616
Total expenses		456,616
Expense reduction	–	247,146
Net expenses	–	209,470
Net investment income		13,786,679

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(966,840)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	75,411,325
Net realized and unrealized gains		74,444,485
Increase in net assets resulting from operations		$88,231,164
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/24-9/30/24		4/1/23-3/31/24
Net investment income		$13,786,679	$23,403,356
Net realized losses		(966,840)	(3,129,605)
Net change in unrealized appreciation (depreciation)	+	75,411,325	113,163,723
Increase in net assets resulting from operations		$88,231,164	$133,437,474

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($22,109,143 )

TRANSACTIONS IN FUND SHARES
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,195,673	$174,110,878	23,076,834	$328,689,263
Shares reinvested		—	—	1,442,084	21,068,850
Shares redeemed	+	(7,606,062)	(118,248,634)	(12,350,043)	(175,232,463)
Net transactions in fund shares		3,589,611	$55,862,244	12,168,875	$174,525,650

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		71,695,765	$1,091,409,622	59,526,890	$805,555,641
Total increase	+	3,589,611	144,093,408	12,168,875	285,853,981
End of period		75,285,376	$1,235,503,030	71,695,765	$1,091,409,622
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 9/30/24*	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$16.06	$14.02	$15.31	$14.86	$10.81	$11.82
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.37	0.30	0.30	0.26	0.31
Net realized and unrealized gains (losses)	1.16	2.00	(1.32)	0.44	4.04	(1.06)
Total from investment operations	1.34	2.37	(1.02)	0.74	4.30	(0.75)
Less distributions:
Distributions from net investment income	—	(0.33)	(0.27)	(0.28)	(0.24)	(0.26)
Distributions from net realized gains	—	—	—	(0.01)	(0.01)	(0.00)[2]
Total distributions	—	(0.33)	(0.27)	(0.29)	(0.25)	(0.26)
Net asset value at end of period	$17.40	$16.06	$14.02	$15.31	$14.86	$10.81
Total return	8.34%[3]	17.00%	(6.59%)	4.88%	39.84%	(6.72%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%[5]	0.03%	0.04%[6]	0.04%	0.04%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%	0.08%[6]	0.08%	0.08%	0.08%
Net investment income (loss)	2.17%[5]	2.48%	2.16%	1.88%	1.93%	2.53%
Portfolio turnover rate	3%[3]	10%	13%	12%	12%	12%
Net assets, end of period (x 1,000)	$956,660	$793,378	$523,537	$488,322	$372,100	$196,194

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%(annualized), 0.05%, 0.04%, 0.04%, 0.04% and 0.05%, respectively, for the periods ended September 30, 2024, March 31, 2024, March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Portfolio Holdings  as of September 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 46.0%
Large-Cap 42.4%
Schwab U.S. Large-Cap ETF	$335,088,315	$45,755,089	($8,791,025 )	($25,558 )	$33,488,881	$405,515,702	5,976,650	$2,396,083
Small-Cap 3.6%
Schwab U.S. Small-Cap ETF	28,708,693	6,341,696	(2,130,066)	108,179	1,588,820	34,617,322	672,181	216,837
						440,133,024

International Stocks 20.6%
Developed Markets 17.5%
Schwab International Equity ETF	138,757,188	24,300,737	(4,498,520)	44,102	8,531,529	167,135,036	4,064,568	1,341,800
Emerging Markets 3.1%
Schwab Emerging Markets Equity ETF	24,341,884	4,026,392	(2,947,305)	(47,114)	4,073,199	29,447,056	1,009,152	34,046
						196,582,092

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	39,711,449	6,751,037	(4,532,526)	(414,568)	6,648,597	48,163,989	2,078,722	694,565

Fixed Income 27.4%
Intermediate-Term Bond 26.3%
Schwab U.S. Aggregate Bond ETF	208,928,780	37,089,412	(2,296,460)	(531,597)	8,423,798	251,613,933	5,294,906	4,333,323
Treasury Bond 1.1%
Schwab Short-Term U.S. Treasury ETF	8,595,409	2,050,619	(438,999)	(31,076)	188,068	10,364,021	211,597	195,811
						261,977,954

Money Market Funds 0.5%
Schwab Government Money Fund, Ultra Shares, 4.73% (b),(c)	—	4,724,287	—	—	—	4,724,287	4,724,287	30,655
Schwab Variable Share Price Money Fund, Ultra Shares (c)	4,600,842	100,737	(4,702,977)	—	1,398	—	—	89,364
Total Affiliated Underlying Funds (Cost $757,533,613)	$788,732,560	$131,140,006	($30,337,878 )	($897,632 )	$62,944,290	$951,581,346		$9,332,484
Total Investments in Securities (Cost $757,533,613)						$951,581,346

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $4,702,977 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At September 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of September 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $757,533,613)		$951,581,346
Cash		6,388,767
Receivables:
Investments sold		1,680,450
Fund shares sold		1,114,266
Dividends	+	9,346
Total assets		960,774,175

Liabilities
Payables:
Fund shares redeemed		2,376,047
Investments bought		1,713,925
Investment adviser fees	+	23,808
Total liabilities		4,113,780
Net assets		$956,660,395

Net Assets by Source
Capital received from investors		$766,985,517
Total distributable earnings	+	189,674,878
Net assets		$956,660,395

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$956,660,395		54,996,182		$17.40

See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2024 through September 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$9,332,484
Other Interest	+	85,445
Total investment income		9,417,929

Expenses
Investment adviser fees		342,589
Total expenses		342,589
Expense reduction	–	200,326
Net expenses	–	142,263
Net investment income		9,275,666

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(897,632)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	62,944,290
Net realized and unrealized gains		62,046,658
Increase in net assets resulting from operations		$71,322,324
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/24-9/30/24		4/1/23-3/31/24
Net investment income		$9,275,666	$15,432,865
Net realized losses		(897,632)	(3,082,224)
Net change in unrealized appreciation (depreciation)	+	62,944,290	91,733,309
Increase in net assets resulting from operations		$71,322,324	$104,083,950

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($14,475,491 )

TRANSACTIONS IN FUND SHARES
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,370,940	$170,432,726	17,855,393	$265,925,539
Shares reinvested		—	—	908,329	13,906,525
Shares redeemed	+	(4,762,764)	(78,472,739)	(6,712,782)	(99,599,140)
Net transactions in fund shares		5,608,176	$91,959,987	12,050,940	$180,232,924

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		49,388,006	$793,378,084	37,337,066	$523,536,701
Total increase	+	5,608,176	163,282,311	12,050,940	269,841,383
End of period		54,996,182	$956,660,395	49,388,006	$793,378,084
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 9/30/24*	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$16.74	$14.41	$15.80	$15.24	$10.76	$11.95
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.36	0.30	0.31	0.26	0.32
Net realized and unrealized gains (losses)	1.28	2.30	(1.41)	0.55	4.48	(1.26)
Total from investment operations	1.45	2.66	(1.11)	0.86	4.74	(0.94)
Less distributions:
Distributions from net investment income	—	(0.33)	(0.28)	(0.29)	(0.25)	(0.25)
Distributions from net realized gains	—	—	—	(0.01)	(0.01)	(0.00)[2]
Total distributions	—	(0.33)	(0.28)	(0.30)	(0.26)	(0.25)
Net asset value at end of period	$18.19	$16.74	$14.41	$15.80	$15.24	$10.76
Total return	8.66%[3]	18.56%	(6.96%)	5.53%	44.07%	(8.20%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%[5]	0.03%	0.04%[6]	0.04%	0.04%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%	0.08%[6]	0.08%	0.08%	0.08%
Net investment income (loss)	1.97%[5]	2.38%	2.13%	1.90%	1.93%	2.54%
Portfolio turnover rate	3%[3]	8%	12%	9%	9%	7%
Net assets, end of period (x 1,000,000)	$1,157	$1,000	$660	$631	$474	$249

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%(annualized), 0.05%, 0.04%, 0.04%, 0.04% and 0.05%, respectively, for the periods ended September 30, 2024, March 31, 2024, March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Portfolio Holdings  as of September 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 50.3%
Large-Cap 45.8%
Schwab U.S. Large-Cap ETF	$457,286,007	$40,926,106	($13,548,243 )	$125,532	$44,599,910	$529,389,312	7,802,348	$3,180,658
Small-Cap 4.5%
Schwab U.S. Small-Cap ETF	44,802,590	7,463,544	(2,724,700)	206,032	2,398,601	52,146,067	1,012,545	329,704
						581,535,379

International Stocks 23.7%
Developed Markets 19.6%
Schwab International Equity ETF	196,414,779	21,366,499	(2,882,655)	(17,184)	11,751,236	226,632,675	5,511,495	1,874,631
Emerging Markets 4.1%
Schwab Emerging Markets Equity ETF	40,780,063	4,140,916	(4,500,803)	(68,919)	6,560,816	46,912,073	1,607,679	55,614
						273,544,748

Real Estate 5.6%
U.S. REITs 5.6%
Schwab U.S. REIT ETF	55,713,228	6,403,362	(5,932,755)	(614,964)	9,176,983	64,745,854	2,794,383	950,173

Fixed Income 19.5%
Intermediate-Term Bond 18.9%
Schwab U.S. Aggregate Bond ETF	190,092,654	24,957,892	(3,212,938)	(672,628)	7,657,587	218,822,567	4,604,852	3,901,375
Treasury Bond 0.6%
Schwab Short-Term U.S. Treasury ETF	5,774,545	954,666	—	—	102,862	6,832,073	139,487	128,735
						225,654,640

Money Market Funds 0.3%
Schwab Government Money Fund, Ultra Shares, 4.73% (b),(c)	—	3,887,548	—	—	—	3,887,548	3,887,548	25,226
Schwab Variable Share Price Money Fund, Ultra Shares (c)	3,785,967	82,895	(3,870,012)	—	1,150	—	—	73,537
Total Affiliated Underlying Funds (Cost $887,112,269)	$994,649,833	$110,183,428	($36,672,106 )	($1,042,131 )	$82,249,145	$1,149,368,169		$10,519,653
Total Investments in Securities (Cost $887,112,269)						$1,149,368,169

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $3,870,012 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At September 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of September 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $887,112,269)		$1,149,368,169
Cash		5,965,219
Receivables:
Investments sold		7,898,614
Fund shares sold		1,221,093
Dividends	+	7,690
Total assets		1,164,460,785

Liabilities
Payables:
Fund shares redeemed		4,766,478
Investments bought		2,961,275
Investment adviser fees	+	29,616
Total liabilities		7,757,369
Net assets		$1,156,703,416

Net Assets by Source
Capital received from investors		$899,624,837
Total distributable earnings	+	257,078,579
Net assets		$1,156,703,416

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,156,703,416		63,579,343		$18.19

See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2024 through September 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$10,519,653
Other Interest	+	100,019
Total investment income		10,619,672

Expenses
Investment adviser fees		425,117
Total expenses		425,117
Expense reduction	–	247,835
Net expenses	–	177,282
Net investment income		10,442,390

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(1,042,131)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	82,249,145
Net realized and unrealized gains		81,207,014
Increase in net assets resulting from operations		$91,649,404
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/24-9/30/24		4/1/23-3/31/24
Net investment income		$10,442,390	$18,590,587
Net realized losses		(1,042,131)	(3,658,736)
Net change in unrealized appreciation (depreciation)	+	82,249,145	126,517,721
Increase in net assets resulting from operations		$91,649,404	$141,449,572

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($17,582,370 )

TRANSACTIONS IN FUND SHARES
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,919,289	$152,417,232	20,154,804	$311,053,855
Shares reinvested		—	—	1,082,414	17,177,905
Shares redeemed	+	(5,086,191)	(87,645,655)	(7,279,352)	(111,708,677)
Net transactions in fund shares		3,833,098	$64,771,577	13,957,866	$216,523,083

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		59,746,245	$1,000,282,435	45,788,379	$659,892,150
Total increase	+	3,833,098	156,420,981	13,957,866	340,390,285
End of period		63,579,343	$1,156,703,416	59,746,245	$1,000,282,435
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 9/30/24*	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$17.34	$14.77	$16.23	$15.57	$10.68	$12.05
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.36	0.30	0.32	0.27	0.32
Net realized and unrealized gains (losses)	1.39	2.54	(1.49)	0.65	4.86	(1.43)
Total from investment operations	1.55	2.90	(1.19)	0.97	5.13	(1.11)
Less distributions:
Distributions from net investment income	—	(0.33)	(0.27)	(0.30)	(0.24)	(0.26)
Distributions from net realized gains	—	—	—	(0.01)	(0.00)[2]	(0.00)[2]
Total distributions	—	(0.33)	(0.27)	(0.31)	(0.24)	(0.26)
Net asset value at end of period	$18.89	$17.34	$14.77	$16.23	$15.57	$10.68
Total return	8.94%[3]	19.78%	(7.21%)	6.11%	48.20%	(9.63%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%[5]	0.03%	0.04%[6]	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%	0.08%[6]	0.08%	0.08%	0.08%
Net investment income (loss)	1.81%[5]	2.31%	2.11%	1.92%	1.93%	2.54%
Portfolio turnover rate	4%[3]	8%	10%	10%	6%	6%
Net assets, end of period (x 1,000)	$726,126	$612,647	$410,566	$361,870	$274,502	$135,960

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.05%, 0.04%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2024, March 31, 2024, March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Portfolio Holdings  as of September 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 53.8%
Large-Cap 48.5%
Schwab U.S. Large-Cap ETF	$296,620,859	$36,515,251	($10,085,379 )	($39,512 )	$29,505,288	$352,516,507	5,195,527	$2,111,788
Small-Cap 5.3%
Schwab U.S. Small-Cap ETF	32,362,645	6,398,892	(2,121,376)	136,209	1,763,707	38,540,077	748,351	242,894
						391,056,584

International Stocks 26.5%
Developed Markets 21.5%
Schwab International Equity ETF	131,657,616	20,113,968	(3,931,734)	55,478	8,021,185	155,916,513	3,791,744	1,280,133
Emerging Markets 5.0%
Schwab Emerging Markets Equity ETF	30,955,743	3,973,994	(3,340,592)	(65,069)	5,078,937	36,603,013	1,254,387	43,218
						192,519,526

Real Estate 6.1%
U.S. REITs 6.1%
Schwab U.S. REIT ETF	37,046,566	5,269,516	(4,179,671)	(393,830)	6,253,171	43,995,752	1,898,824	642,379

Fixed Income 13.0%
Intermediate-Term Bond 12.5%
Schwab U.S. Aggregate Bond ETF	76,547,082	12,385,129	(1,260,904)	(265,319)	3,133,155	90,539,143	1,905,285	1,587,244
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	3,063,119	427,151	—	—	57,939	3,548,209	72,442	70,655
						94,087,352

Money Market Funds 0.2%
Schwab Government Money Fund, Ultra Shares, 4.73% (b),(c)	—	1,407,413	—	—	—	1,407,413	1,407,413	9,133
Schwab Variable Share Price Money Fund, Ultra Shares (c)	1,370,637	30,011	(1,401,065)	—	417	—	—	26,623
Total Affiliated Underlying Funds (Cost $549,021,784)	$609,624,267	$86,521,325	($26,320,721 )	($572,043 )	$53,813,799	$723,066,627		$6,014,067
Total Investments in Securities (Cost $549,021,784)						$723,066,627

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $1,401,065 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At September 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of September 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $549,021,784)		$723,066,627
Cash		4,531,328
Receivables:
Investments sold		5,668,848
Fund shares sold		1,103,416
Dividends	+	2,784
Total assets		734,373,003

Liabilities
Payables:
Fund shares redeemed		5,272,678
Investments bought		2,957,722
Investment adviser fees	+	16,857
Total liabilities		8,247,257
Net assets		$726,125,746

Net Assets by Source
Capital received from investors		$554,914,607
Total distributable earnings	+	171,211,139
Net assets		$726,125,746

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$726,125,746		38,432,644		$18.89

See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2024 through September 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$6,014,067
Other Interest	+	57,111
Total investment income		6,071,178

Expenses
Investment adviser fees		263,792
Total expenses		263,792
Expense reduction	–	162,325
Net expenses	–	101,467
Net investment income		5,969,711

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(572,043)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	53,813,799
Net realized and unrealized gains		53,241,756
Increase in net assets resulting from operations		$59,211,467
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/24-9/30/24		4/1/23-3/31/24
Net investment income		$5,969,711	$11,271,691
Net realized losses		(572,043)	(2,209,011)
Net change in unrealized appreciation (depreciation)	+	53,813,799	84,221,467
Increase in net assets resulting from operations		$59,211,467	$93,284,147

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($10,772,839 )

TRANSACTIONS IN FUND SHARES
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,215,666	$109,981,811	11,150,109	$176,280,420
Shares reinvested		—	—	638,923	10,452,784
Shares redeemed	+	(3,114,252)	(55,714,510)	(4,261,174)	(67,163,666)
Net transactions in fund shares		3,101,414	$54,267,301	7,527,858	$119,569,538

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,331,230	$612,646,978	27,803,372	$410,566,132
Total increase	+	3,101,414	113,478,768	7,527,858	202,080,846
End of period		38,432,644	$726,125,746	35,331,230	$612,646,978
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 9/30/24*	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$17.65	$14.93	$16.44	$15.73	$10.63	$12.09
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.36	0.31	0.33	0.27	0.32
Net realized and unrealized gains (losses)	1.47	2.69	(1.55)	0.69	5.08	(1.52)
Total from investment operations	1.62	3.05	(1.24)	1.02	5.35	(1.20)
Less distributions:
Distributions from net investment income	—	(0.33)	(0.27)	(0.30)	(0.24)	(0.26)
Distributions from net realized gains	—	—	—	(0.01)	(0.01)	(0.00)[2]
Total distributions	—	(0.33)	(0.27)	(0.31)	(0.25)	(0.26)
Net asset value at end of period	$19.27	$17.65	$14.93	$16.44	$15.73	$10.63
Total return	9.18%[3]	20.58%	(7.41%)	6.37%	50.43%	(10.35%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%[5]	0.03%	0.04%[6]	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%	0.08%[6]	0.08%	0.08%	0.08%
Net investment income (loss)	1.69%[5]	2.27%	2.11%	1.94%	1.93%	2.55%
Portfolio turnover rate	3%[3]	6%	9%	8%	6%	3%
Net assets, end of period (x 1,000)	$963,521	$801,342	$511,144	$449,921	$321,048	$146,944

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%  (annualized), 0.05%, 0.04%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2024, March 31, 2024, March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Portfolio Holdings  as of September 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 55.9%
Large-Cap 50.0%
Schwab U.S. Large-Cap ETF	$399,980,299	$50,193,745	($8,730,000 )	$13,421	$39,992,768	$481,450,233	7,095,803	$2,857,328
Small-Cap 5.9%
Schwab U.S. Small-Cap ETF	47,432,794	9,690,625	(2,930,847)	211,534	2,589,399	56,993,505	1,106,670	356,625
						538,443,738

International Stocks 28.6%
Developed Markets 22.7%
Schwab International Equity ETF	182,374,173	29,729,966	(4,446,635)	48,168	11,213,055	218,918,727	5,323,899	1,770,510
Emerging Markets 5.9%
Schwab Emerging Markets Equity ETF	47,057,920	6,746,192	(5,213,210)	(443,999)	8,119,052	56,265,955	1,928,237	65,606
						275,184,682

Real Estate 6.4%
U.S. REITs 6.4%
Schwab U.S. REIT ETF	50,999,020	8,011,436	(5,469,990)	(601,190)	8,661,807	61,601,083	2,658,657	884,462

Fixed Income 8.5%
Intermediate-Term Bond 8.5%
Schwab U.S. Aggregate Bond ETF	68,575,788	11,713,418	(436,974)	(110,063)	2,707,740	82,449,909	1,735,057	1,426,571

Money Market Funds 0.1%
Schwab Government Money Fund, Ultra Shares, 4.73% (b),(c)	—	1,085,716	—	—	—	1,085,716	1,085,716	7,045
Schwab Variable Share Price Money Fund, Ultra Shares (c)	1,057,347	23,151	(1,080,819)	—	321	—	—	20,537
Total Affiliated Underlying Funds (Cost $733,650,639)	$797,477,341	$117,194,249	($28,308,475 )	($882,129 )	$73,284,142	$958,765,128		$7,388,684
Total Investments in Securities (Cost $733,650,639)						$958,765,128

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $1,080,819 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At September 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of September 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $733,650,639)		$958,765,128
Cash		5,020,644
Receivables:
Investments sold		5,704,639
Fund shares sold		1,742,585
Dividends	+	2,148
Total assets		971,235,144

Liabilities
Payables:
Investments bought		4,136,090
Fund shares redeemed		3,556,584
Investment adviser fees	+	21,727
Total liabilities		7,714,401
Net assets		$963,520,743

Net Assets by Source
Capital received from investors		$740,804,602
Total distributable earnings	+	222,716,141
Net assets		$963,520,743

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$963,520,743		49,995,204		$19.27

See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2024 through September 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$7,388,684
Other Interest	+	72,976
Total investment income		7,461,660

Expenses
Investment adviser fees		346,194
Total expenses		346,194
Expense reduction	–	217,473
Net expenses	–	128,721
Net investment income		7,332,939

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(882,129)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	73,284,142
Net realized and unrealized gains		72,402,013
Increase in net assets resulting from operations		$79,734,952
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/24-9/30/24		4/1/23-3/31/24
Net investment income		$7,332,939	$14,091,411
Net realized losses		(882,129)	(2,734,957)
Net change in unrealized appreciation (depreciation)	+	73,284,142	112,838,279
Increase in net assets resulting from operations		$79,734,952	$124,194,733

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($13,474,522 )

TRANSACTIONS IN FUND SHARES
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,965,200	$143,540,958	15,609,972	$250,281,069
Shares reinvested		—	—	796,412	13,228,402
Shares redeemed	+	(3,367,863)	(61,096,888)	(5,240,687)	(84,031,496)
Net transactions in fund shares		4,597,337	$82,444,070	11,165,697	$179,477,975

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		45,397,867	$801,341,721	34,232,170	$511,143,535
Total increase	+	4,597,337	162,179,022	11,165,697	290,198,186
End of period		49,995,204	$963,520,743	45,397,867	$801,341,721
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 9/30/24*	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$17.90	$15.09	$16.62	$15.88	$10.60	$12.14
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.36	0.31	0.33	0.27	0.32
Net realized and unrealized gains (losses)	1.52	2.78	(1.57)	0.73	5.25	(1.60)
Total from investment operations	1.67	3.14	(1.26)	1.06	5.52	(1.28)
Less distributions:
Distributions from net investment income	—	(0.33)	(0.27)	(0.31)	(0.24)	(0.26)
Distributions from net realized gains	—	—	—	(0.01)	(0.00)[2]	(0.00)[2]
Total distributions	—	(0.33)	(0.27)	(0.32)	(0.24)	(0.26)
Net asset value at end of period	$19.57	$17.90	$15.09	$16.62	$15.88	$10.60
Total return	9.33%[3]	20.98%	(7.47%)	6.51%	52.24%	(10.96%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%[5]	0.03%	0.04%[6]	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%	0.08%[6]	0.08%	0.08%	0.08%
Net investment income (loss)	1.64%[5]	2.25%	2.11%	1.94%	1.92%	2.57%
Portfolio turnover rate	3%[3]	6%	8%	7%	6%	3%
Net assets, end of period (x 1,000)	$639,616	$525,608	$335,615	$278,992	$189,841	$84,957

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.05%, 0.04%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2024, March 31, 2024, March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Portfolio Holdings  as of September 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.8% OF NET ASSETS

U.S. Stocks 57.2%
Large-Cap 50.9%
Schwab U.S. Large-Cap ETF	$266,538,639	$37,531,599	($4,829,033 )	($25,945 )	$26,707,304	$325,922,564	4,803,575	$1,918,202
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	32,994,050	7,299,198	(2,086,359)	114,902	1,819,832	40,141,623	779,449	250,715
						366,064,187

International Stocks 29.9%
Developed Markets 23.5%
Schwab International Equity ETF	123,464,314	20,283,901	(942,681)	(9,760)	7,637,469	150,433,243	3,658,396	1,202,866
Emerging Markets 6.4%
Schwab Emerging Markets Equity ETF	33,469,405	5,149,809	(3,629,652)	(313,224)	5,817,711	40,494,049	1,387,733	46,747
						190,927,292

Real Estate 6.6%
U.S. REITs 6.6%
Schwab U.S. REIT ETF	34,398,959	5,869,651	(3,519,637)	(400,330)	5,850,484	42,199,127	1,821,283	603,840

Fixed Income 6.1%
Intermediate-Term Bond 6.1%
Schwab U.S. Aggregate Bond ETF	31,948,242	5,703,343	—	—	1,216,259	38,867,844	817,926	666,735

Money Market Funds 0.0%
Schwab Government Money Fund, Ultra Shares, 4.73% (b),(c)	—	74,061	—	—	—	74,061	74,061	481
Schwab Variable Share Price Money Fund, Ultra Shares (c)	72,125	1,579	(73,726)	—	22	—	—	1,401
Total Affiliated Underlying Funds (Cost $490,177,153)	$522,885,734	$81,913,141	($15,081,088 )	($634,357 )	$49,049,081	$638,132,511		$4,690,987
Total Investments in Securities (Cost $490,177,153)						$638,132,511

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $73,726 and is included in the sales for the Schwab Variable Share Price
Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At September 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of September 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $490,177,153)		$638,132,511
Cash		4,718,546
Receivables:
Investments sold		2,137,410
Fund shares sold		1,553,026
Dividends	+	146
Total assets		646,541,639

Liabilities
Payables:
Investments bought		4,540,078
Fund shares redeemed		2,371,429
Investment adviser fees	+	14,058
Total liabilities		6,925,565
Net assets		$639,616,074

Net Assets by Source
Capital received from investors		$493,261,130
Total distributable earnings	+	146,354,944
Net assets		$639,616,074

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$639,616,074		32,690,962		$19.57

See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2024 through September 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$4,690,987
Other Interest	+	49,848
Total investment income		4,740,835

Expenses
Investment adviser fees		227,665
Total expenses		227,665
Expense reduction	–	144,989
Net expenses	–	82,676
Net investment income		4,658,159

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(634,357)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	49,049,081
Net realized and unrealized gains		48,414,724
Increase in net assets resulting from operations		$53,072,883
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/24-9/30/24		4/1/23-3/31/24
Net investment income		$4,658,159	$9,222,059
Net realized losses		(634,357)	(1,711,093)
Net change in unrealized appreciation (depreciation)	+	49,049,081	75,715,026
Increase in net assets resulting from operations		$53,072,883	$83,225,992

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($8,864,830 )

TRANSACTIONS IN FUND SHARES
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,537,938	$101,584,694	9,794,975	$158,842,881
Shares reinvested		—	—	509,035	8,561,970
Shares redeemed	+	(2,210,603)	(40,649,772)	(3,186,899)	(51,772,418)
Net transactions in fund shares		3,327,335	$60,934,922	7,117,111	$115,632,433

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,363,627	$525,608,269	22,246,516	$335,614,674
Total increase	+	3,327,335	114,007,805	7,117,111	189,993,595
End of period		32,690,962	$639,616,074	29,363,627	$525,608,269
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 9/30/24*	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$18.04	$15.17	$16.73	$15.95	$10.55	$12.16
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.36	0.31	0.33	0.27	0.32
Net realized and unrealized gains (losses)	1.55	2.85	(1.59)	0.77	5.38	(1.66)
Total from investment operations	1.70	3.21	(1.28)	1.10	5.65	(1.34)
Less distributions:
Distributions from net investment income	—	(0.34)	(0.28)	(0.31)	(0.24)	(0.27)
Distributions from net realized gains	—	—	—	(0.01)	(0.01)	(0.00)[2]
Total distributions	—	(0.34)	(0.28)	(0.32)	(0.25)	(0.27)
Net asset value at end of period	$19.74	$18.04	$15.17	$16.73	$15.95	$10.55
Total return	9.42%[3]	21.30%	(7.56%)	6.74%	53.70%	(11.50%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%[5]	0.03%	0.04%[6]	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%	0.08%[6]	0.08%	0.08%	0.08%
Net investment income (loss)	1.58%[5]	2.23%	2.10%	1.95%	1.92%	2.54%
Portfolio turnover rate	3%[3]	7%	8%	6%	7%	4%
Net assets, end of period (x 1,000)	$732,117	$611,373	$400,706	$345,015	$226,973	$100,674

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%(annualized), 0.05%, 0.04%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2024, March 31, 2024, March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Portfolio Holdings  as of September 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 57.9%
Large-Cap 51.3%
Schwab U.S. Large-Cap ETF	$313,537,112	$38,266,877	($7,124,687 )	$25,280	$31,227,978	$375,932,560	5,540,642	$2,232,140
Small-Cap 6.6%
Schwab U.S. Small-Cap ETF	40,036,502	8,168,381	(2,518,553)	183,667	2,190,575	48,060,572	933,215	300,518
						423,993,132

International Stocks 30.7%
Developed Markets 24.0%
Schwab International Equity ETF	147,007,811	22,883,378	(3,163,548)	8,838	9,008,139	175,744,618	4,273,945	1,421,736
Emerging Markets 6.7%
Schwab Emerging Markets Equity ETF	41,364,399	5,407,162	(4,204,132)	(317,929)	7,050,869	49,300,369	1,689,526	57,044
						225,044,987

Real Estate 6.7%
U.S. REITs 6.7%
Schwab U.S. REIT ETF	40,840,555	6,374,865	(4,600,119)	(492,570)	6,896,138	49,018,869	2,115,618	708,203

Fixed Income 4.1%
Intermediate-Term Bond 4.1%
Schwab U.S. Aggregate Bond ETF	25,057,488	3,890,688	—	—	942,807	29,890,983	629,019	519,177
Total Affiliated Underlying Funds (Cost $553,110,412)	$607,843,867	$84,991,351	($21,611,039 )	($592,714 )	$57,316,506	$727,947,971		$5,238,818
Total Investments in Securities (Cost $553,110,412)						$727,947,971

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At September 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of September 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $553,110,412)		$727,947,971
Cash		4,050,620
Receivables:
Investments sold		5,188,614
Fund shares sold	+	1,353,609
Total assets		738,540,814

Liabilities
Payables:
Investments bought		3,385,486
Fund shares redeemed		3,022,949
Investment adviser fees	+	15,679
Total liabilities		6,424,114
Net assets		$732,116,700

Net Assets by Source
Capital received from investors		$560,839,777
Total distributable earnings	+	171,276,923
Net assets		$732,116,700

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$732,116,700		37,087,792		$19.74

See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2024 through September 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$5,238,818
Other Interest	+	58,675
Total investment income		5,297,493

Expenses
Investment adviser fees		262,828
Total expenses		262,828
Expense reduction	–	168,695
Net expenses	–	94,133
Net investment income		5,203,360

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(592,714)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	57,316,506
Net realized and unrealized gains		56,723,792
Increase in net assets resulting from operations		$61,927,152
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/24-9/30/24		4/1/23-3/31/24
Net investment income		$5,203,360	$10,690,259
Net realized losses		(592,714)	(2,590,407)
Net change in unrealized appreciation (depreciation)	+	57,316,506	90,841,623
Increase in net assets resulting from operations		$61,927,152	$98,941,475

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($10,331,923 )

TRANSACTIONS IN FUND SHARES
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,972,772	$110,059,886	12,139,807	$198,088,225
Shares reinvested		—	—	593,953	10,061,565
Shares redeemed	+	(2,768,562)	(51,243,421)	(5,268,864)	(86,092,095)
Net transactions in fund shares		3,204,210	$58,816,465	7,464,896	$122,057,695

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,883,582	$611,373,083	26,418,686	$400,705,836
Total increase	+	3,204,210	120,743,617	7,464,896	210,667,247
End of period		37,087,792	$732,116,700	33,883,582	$611,373,083
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 9/30/24*	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	2/26/21– 3/31/21[1]
Per-Share Data
Net asset value at beginning of period	$11.67	$9.77	$10.76	$10.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.09	0.24	0.20	0.25	0.02
Net realized and unrealized gains (losses)	1.02	1.86	(1.03)	0.44 [3]	0.19
Total from investment operations	1.11	2.10	(0.83)	0.69	0.21
Less distributions:
Distributions from net investment income	—	(0.20)	(0.16)	(0.14)	—
Net asset value at end of period	$12.78	$11.67	$9.77	$10.76	$10.21
Total return	9.51%[4]	21.62%	(7.58%)	6.69%	2.10%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.02%[6]	0.02%	0.03%[7]	0.03%	0.04%[6]
Gross operating expenses[5]	0.08%[6]	0.08%	0.08%[7]	0.08%	0.08%[6]
Net investment income (loss)	1.59%[6]	2.26%	2.13%	2.30%	2.46%[6]
Portfolio turnover rate	3%[4]	7%	19%	19%	0%[4,8]
Net assets, end of period (x 1,000)	$162,501	$108,980	$48,311	$29,071	$1,820

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[4]	Not annualized.
[5]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.06% (annualized), 0.06%, 0.05%, 0.05% and 0.04% (annualized), respectively, for the periods ended September 30, 2024, March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 4 for additional information).

[6]	Annualized.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Portfolio turnover was 0%; portfolio turnover is calculated by factoring in the lesser of long-term purchases or sales of securities. The fund had no sales of securities during the period.
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Portfolio Holdings  as of September 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 58.6%
Large-Cap 51.8%
Schwab U.S. Large-Cap ETF	$56,385,916	$22,179,750	($955,324 )	($5,087 )	$6,518,636	$84,123,891	1,239,851	$469,532
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	7,387,724	3,611,986	(525,575)	12,766	533,790	11,020,691	213,994	65,070
						95,144,582

International Stocks 31.5%
Developed Markets 24.5%
Schwab International Equity ETF	26,722,262	11,580,860	(508,334)	(715)	1,976,821	39,770,894	967,191	286,338
Emerging Markets 7.0%
Schwab Emerging Markets Equity ETF	7,735,034	3,261,716	(971,941)	(89,569)	1,546,448	11,481,688	393,478	11,893
						51,252,582

Real Estate 6.8%
U.S. REITs 6.8%
Schwab U.S. REIT ETF	7,401,217	3,163,477	(911,070)	(100,461)	1,487,782	11,040,945	476,519	148,843

Fixed Income 2.4%
Intermediate-Term Bond 2.4%
Schwab U.S. Aggregate Bond ETF	2,723,154	1,130,005	—	—	123,837	3,976,996	83,691	61,998
Total Affiliated Underlying Funds (Cost $136,259,813)	$108,355,307	$44,927,794	($3,872,244 )	($183,066 )	$12,187,314	$161,415,105		$1,043,674
Total Investments in Securities (Cost $136,259,813)						$161,415,105

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At September 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Statement of Assets and Liabilities

As of September 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $136,259,813)		$161,415,105
Cash		987,322
Receivables:
Fund shares sold		2,012,138
Investments sold	+	610,214
Total assets		165,024,779

Liabilities
Payables:
Investments bought		2,385,715
Fund shares redeemed		135,433
Investment adviser fees	+	2,947
Total liabilities		2,524,095
Net assets		$162,500,684

Net Assets by Source
Capital received from investors		$138,227,595
Total distributable earnings	+	24,273,089
Net assets		$162,500,684

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$162,500,684		12,719,583		$12.78

See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Statement of Operations

For the period April 1, 2024 through September 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$1,043,674
Other Interest	+	12,713
Total investment income		1,056,387

Expenses
Investment adviser fees		52,435
Total expenses		52,435
Expense reduction	–	37,574
Net expenses	–	14,861
Net investment income		1,041,526

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(183,066)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	12,187,314
Net realized and unrealized gains		12,004,248
Increase in net assets resulting from operations		$13,045,774
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/24-9/30/24		4/1/23-3/31/24
Net investment income		$1,041,526	$1,591,700
Net realized losses		(183,066)	(488,219)
Net change in unrealized appreciation (depreciation)	+	12,187,314	14,451,182
Increase in net assets resulting from operations		$13,045,774	$15,554,663

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($1,475,256 )

TRANSACTIONS IN FUND SHARES
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,382,026	$52,469,408	5,533,827	$58,499,558
Shares reinvested		—	—	128,383	1,404,518
Shares redeemed	+	(1,001,379)	(11,994,967)	(1,267,709)	(13,313,927)
Net transactions in fund shares		3,380,647	$40,474,441	4,394,501	$46,590,149

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,338,936	$108,980,469	4,944,435	$48,310,913
Total increase	+	3,380,647	53,520,215	4,394,501	60,669,556
End of period		12,719,583	$162,500,684	9,338,936	$108,980,469
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Target 2010 Index Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Index Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Index Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Index Fund	Schwab Health Care Fund
Schwab Target 2030 Index Fund	Schwab International Core Equity Fund
Schwab Target 2035 Index Fund	Schwab Target 2010 Fund
Schwab Target 2040 Index Fund	Schwab Target 2015 Fund
Schwab Target 2045 Index Fund	Schwab Target 2020 Fund
Schwab Target 2050 Index Fund	Schwab Target 2025 Fund
Schwab Target 2055 Index Fund	Schwab Target 2030 Fund
Schwab Target 2060 Index Fund	Schwab Target 2035 Fund
Schwab Target 2065 Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental U.S. Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Equity Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Equity Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Monthly Income Fund - Target Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Income Payout
Each of the Schwab Target Index Funds is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab ETFs. Each fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
Each of the Schwab Target Index Funds seek to provide capital appreciation and income consistent with its current asset allocation.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value.  The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used  due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of September 30, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses. Acquired fund fees and expenses, are indirect expenses incurred by the funds through its investments in underlying funds and are contractually waived by the investment adviser (see financial note 4 for additional information).
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the funds to underperform other funds with a similar investment objective. The funds are not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the funds are appropriate investments in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their asset allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
● Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
● Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
● Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
● Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
● Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.
● Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
● Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
● Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk, market risk, counterparty risk and management risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. An underlying fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
● Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
● Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
● Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
● Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
● Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee of 0.08%, payable monthly, based on a percentage of each fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to maintain the "total annual operating expenses" of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
In the above agreement, the investment adviser and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other affiliated funds.  As of September 30, 2024, each Schwab Target Index Fund’s ownership percentages of other affiliated funds’ shares are as follows:
UNDERLYING FUNDS	SCHWAB TARGET 2010 INDEX FUND	SCHWAB TARGET 2015 INDEX FUND	SCHWAB TARGET 2020 INDEX FUND	SCHWAB TARGET 2025 INDEX FUND	SCHWAB TARGET 2030 INDEX FUND	SCHWAB TARGET 2035 INDEX FUND	SCHWAB TARGET 2040 INDEX FUND	SCHWAB TARGET 2045 INDEX FUND	SCHWAB TARGET 2050 INDEX FUND	SCHWAB TARGET 2055 INDEX FUND	SCHWAB TARGET 2060 INDEX FUND	SCHWAB TARGET 2065 INDEX FUND
Schwab Emerging Markets Equity ETF	— %	— %	— %	0.1%	0.3%	0.3%	0.5%	0.4%	0.6%	0.4%	0.5%	0.1%
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	— %	— %
Schwab International Equity ETF	0.0%*	0.0%*	0.1%	0.2%	0.4%	0.4%	0.5%	0.4%	0.5%	0.4%	0.4%	0.1%
Schwab Short-Term U.S. Treasury ETF	0.0%*	0.0%*	0.2%	0.3%	0.3%	0.1%	0.1%	0.0%*	— %	— %	— %	— %
Schwab U.S. Aggregate Bond ETF	0.3%	0.4%	1.5%	2.9%	4.8%	3.0%	2.6%	1.1%	1.0%	0.5%	0.4%	0.0%*
Schwab U.S. Large-Cap ETF	0.0%*	0.0%*	0.2%	0.4%	1.0%	0.9%	1.1%	0.8%	1.0%	0.7%	0.8%	0.2%
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.1%	0.3%	0.7%	0.6%	0.8%	0.5%	0.8%	0.5%	0.6%	0.1%
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.1%	0.2%	0.2%	0.3%	0.2%	0.3%	0.2%	0.3%	0.1%
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.2%	0.2%	— %	— %	— %	— %	— %	— %	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended September 30, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Target 2010 Index Fund	$70,557	$1,134,527	($29,252 )
Schwab Target 2015 Index Fund	657,971	2,641,035	(67,036)
Schwab Target 2020 Index Fund	167,635	8,381,880	(120,395)
Schwab Target 2025 Index Fund	538,794	6,880,945	(52,899)
Schwab Target 2030 Index Fund	706,866	2,018,853	(202,112)
Schwab Target 2035 Index Fund	3,417,866	399,139	(1,631)
Schwab Target 2040 Index Fund	3,632,038	2,083,320	5,163
Schwab Target 2045 Index Fund	1,814,562	451,421	(6,627)
Schwab Target 2050 Index Fund	3,929,251	51,938	(37)
Schwab Target 2055 Index Fund	2,876,967	30,835	(304)
Schwab Target 2060 Index Fund	2,223,552	69,376	(1,816)
Schwab Target 2065 Index Fund	4,318,585	—	—

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the committed line of credit increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended September 30, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Target 2010 Index Fund	$6,200,191	$3,025,595
Schwab Target 2015 Index Fund	8,165,762	5,650,877
Schwab Target 2020 Index Fund	18,292,748	20,642,299
Schwab Target 2025 Index Fund	44,720,026	30,914,707
Schwab Target 2030 Index Fund	99,823,286	32,269,473
Schwab Target 2035 Index Fund	126,437,029	25,634,901
Schwab Target 2040 Index Fund	106,313,416	32,802,094
Schwab Target 2045 Index Fund	85,120,260	24,919,656
Schwab Target 2050 Index Fund	116,113,430	27,227,656
Schwab Target 2055 Index Fund	81,839,415	15,007,362
Schwab Target 2060 Index Fund	84,991,351	21,611,039
Schwab Target 2065 Index Fund	44,927,794	3,872,244
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited (continued)

 8. Federal Income Taxes:
As of September 30, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Target 2010 Index Fund	$44,872,332	$6,406,287	($515,017 )	$5,891,270
Schwab Target 2015 Index Fund	68,429,378	11,617,539	(322,904)	11,294,635
Schwab Target 2020 Index Fund	245,891,367	46,268,446	(4,909,252)	41,359,194
Schwab Target 2025 Index Fund	507,255,504	105,067,881	(10,402,774)	94,665,107
Schwab Target 2030 Index Fund	1,006,082,989	237,827,656	(15,120,978)	222,706,678
Schwab Target 2035 Index Fund	771,286,990	184,622,744	(4,328,388)	180,294,356
Schwab Target 2040 Index Fund	900,752,043	252,838,612	(4,222,486)	248,616,126
Schwab Target 2045 Index Fund	557,890,027	166,650,256	(1,473,656)	165,176,600
Schwab Target 2050 Index Fund	743,999,010	216,152,028	(1,385,910)	214,766,118
Schwab Target 2055 Index Fund	497,087,190	141,740,952	(695,631)	141,045,321
Schwab Target 2060 Index Fund	562,480,183	166,023,950	(556,162)	165,467,788
Schwab Target 2065 Index Fund	138,424,424	22,990,681	0	22,990,681
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab Target 2010 Index Fund	$—
Schwab Target 2015 Index Fund	—
Schwab Target 2020 Index Fund	—
Schwab Target 2025 Index Fund	—
Schwab Target 2030 Index Fund	6,119,283
Schwab Target 2035 Index Fund	2,681,327
Schwab Target 2040 Index Fund	4,997,059
Schwab Target 2045 Index Fund	1,671,111
Schwab Target 2050 Index Fund	1,388,881
Schwab Target 2055 Index Fund	508,520
Schwab Target 2060 Index Fund	742,368
Schwab Target 2065 Index Fund	12,679

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2024. The tax basis components of distributions paid during the fiscal year ended March 31, 2024, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab Target 2010 Index Fund	$1,250,052
Schwab Target 2015 Index Fund	1,653,672
Schwab Target 2020 Index Fund	6,995,291
Schwab Target 2025 Index Fund	13,408,237
Schwab Target 2030 Index Fund	22,109,143
Schwab Target 2035 Index Fund	14,475,491
Schwab Target 2040 Index Fund	17,582,370
Schwab Target 2045 Index Fund	10,772,839
Schwab Target 2050 Index Fund	13,474,522
Schwab Target 2055 Index Fund	8,864,830
Schwab Target 2060 Index Fund	10,331,923
Schwab Target 2065 Index Fund	1,475,256
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of March 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended March 31, 2024, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, and Schwab Target 2065 Index Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of each Fund from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of each Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, and any differences in the market for these types of accounts. The Trustees noted that the pro rata share of the fees and expenses of the underlying funds in which the Funds invest are covered by the expense limitation agreement. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because each Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered the indirect benefits to the investment adviser from such Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure,
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds. The Trustees considered that the investment adviser and its affiliates employ contractual expense caps to protect shareholders from high fees, including for example, when fund assets are relatively small. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

MFR93877-08
00305044

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Target Index Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	November 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	November 15, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	November 15, 2024